Share-based payments (Details 1)	12 Months Ended
	Mar. 31, 2025 INR (₨) Number mo ₨ / shares	Mar. 31, 2025 INR (₨) Number mo ₨ / shares	Mar. 31, 2025 INR (₨) Number mo ₨ / shares $ / shares	Mar. 31, 2025 INR (₨) Number mo ₨ / shares	Mar. 31, 2025 INR (₨) Number a mo ₨ / shares	Mar. 31, 2025 INR (₨) Number mo ₨ / shares	Mar. 31, 2024 INR (₨) Number a mo ₨ / shares	Mar. 31, 2024 INR (₨) shares Number a mo ₨ / shares	Mar. 31, 2024 INR (₨) Number a mo ₨ / shares	Mar. 31, 2024 INR (₨) Number a mo ₨ / shares $ / shares	Mar. 31, 2024 INR (₨) Number a mo ₨ / shares		Mar. 31, 2024 INR (₨) Number a mo ₨ / shares	Mar. 31, 2024 INR (₨) Number a mo ₨ / shares	Mar. 31, 2023 INR (₨) Number mo ₨ / shares
Stock options activity under this category [Line Items]
Shares arising out of options, Exercised during the year | shares								(81,353)
DRL 2002 Plan [Member] | Category B Par Value Options [Member] | Exercise Prices Rs 5 [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number				501,045							761,680
Shares arising out of options, Expired/forfeited during the year | Number				(17,725)							(47,950)
Shares arising out of options, Exercised during the year | Number				(165,820)							(212,685)
Shares arising out of options, Outstanding at the end of the year | Number				317,500							501,045				761,680
Shares arising out of options, Exercisable at the end of the year | Number	249,455	249,455	249,455	249,455	249,455	249,455	260,530	260,530	260,530	260,530	260,530		260,530	260,530
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 1						₨ 1
Ranges of exercise prices, Expired/forfeited during the year	1						1
Ranges of exercise prices, Exercised during the year	1						1
Ranges of exercise prices, Outstanding at the end of the year	1						1								₨ 1
Ranges of exercise prices, Exercisable at the end of the year	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1		₨ 1	₨ 1
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares		₨ 1							₨ 1
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		1							1
Weighted average exercise price, Exercised during the year | ₨ / shares		1							1
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares		1							1						₨ 1
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1		₨ 1	₨ 1
Weighted average remaining useful life, Outstanding at the beginning of the year | mo						55								65
Weighted average remaining useful life, Outstanding at the end of the year | mo						43								55	65
Weighted average remaining useful life, Exercisable at the end of the year | mo	37	37	37	37	37	37	43	43	43	43	43		43	43
DRL 2007 Plan [Member] | Category B Par Value Options [Member] | Exercise Prices Rs 5 [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year				302,575	302,575						504,480
Shares arising out of options, Expired/forfeited during the year | Number				(83,885)							(20,190)	[1]
Shares arising out of options, Exercised during the year | Number				(93,750)							(181,715)
Shares arising out of options, Outstanding at the end of the year				124,940							302,575		302,575		504,480
Shares arising out of options, Exercisable at the end of the year	71,130	71,130	71,130	71,130	71,130	71,130	70,965	70,965	70,965	70,965	70,965		70,965	70,965
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 1						₨ 1
Ranges of exercise prices, Expired/forfeited during the year	1						1
Ranges of exercise prices, Exercised during the year	1						1
Ranges of exercise prices, Outstanding at the end of the year	1						1								₨ 1
Ranges of exercise prices, Exercisable at the end of the year	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1		₨ 1	₨ 1
Weighted average exercise price, Outstanding at the beginning of the year | (per share)		₨ 1	₨ 1						₨ 1
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		1							1
Weighted average exercise price, Exercised during the year | ₨ / shares		1							1
Weighted average exercise price, Outstanding at the end of the year | (per share)		1							1	₨ 1					₨ 1
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1	₨ 1		₨ 1	₨ 1
Weighted average remaining useful life, Outstanding at the beginning of the year | mo						61								68
Weighted average remaining useful life, Outstanding at the end of the year | mo						43								61	68
Weighted average remaining useful life, Exercisable at the end of the year | mo	29	29	29	29	29	29	36	36	36	36	36		36	36

[1]	Pursuant to approval by the Nomination, Governance and Compensation Committee, 37,268 granted options were cancelled on October 27, 2022.